Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Notes Receivable, Net [Abstract]
Balance at beginning of the year			¥ (5,039)
Reversal			1,468
Write-off			3,571
Balance at the end of the year